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                           (ROPES & GRAY LLP LETTERHEAD)


October 31, 2005                                      Brian D. McCabe
                                                      (617) 951-7801
                                                      brian.mccabe@ropesgray.com





VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

         Re: Columbia Small Cap Growth Fund, Inc. (d/b/a Columbia Small Cap Growth Fund I) (the "Fund") (File Nos. 333-5863
                  and 811-7671)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"). I hereby certify on behalf of the Fund that the form of prospectus and Statement of Additional Information that would have been filed by the Fund pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A, which was filed by electronic transmission on October 28, 2005.

Please direct any questions you may have with respect to this filing to me at the number indicated above.

Respectfully submitted,

/s/ Brian D. McCabe

Brian D. McCabe